(Loss) Income per Share (Tables)	3 Months Ended	12 Months Ended
	Aug. 31, 2025	May 31, 2025
Income (loss) per Common Share
Schedule of reconciliation of the numerators and denominators of basic and diluted net (loss) income per share

	Three months ended August 31,
(in thousands, except per share amounts)	2025	2024
Numerator:
Net (loss) income	$(5,540)	$19,227
Less: Accrued preferred stock dividends	(373)	(372)
Basic net (loss) income applicable to common stockholders	(5,913)	18,855
Reallocation of undistributed earnings as a result of conversion of preferred stock	—	372
Diluted net (loss) income applicable to common stockholders	$(5,913)	$19,227

Denominator:
Basic weighted average common shares outstanding	1,252,551	1,135,043
Effect of dilutive securities:
Warrant exercises	—	25,450
Preferred stock conversions	—	37,794
Diluted weighted average common shares outstanding	1,252,551	1,198,287

Basic (loss) income per share	$(0.00)	$0.02
Diluted (loss) income per share	$(0.00)	$0.02

	Years ended May 31,
(in thousands, except per share amounts)	2025	2024
Numerator:
Net income (loss)	$3,745	$(49,841)
Less: Accrued preferred stock dividends	(1,483)	(1,483)
Net income (loss) applicable to common stockholders	$2,261	$(51,324)
Denominator:
Basic weighted average common shares outstanding	1,205,755	969,509
Effect of dilutive securities:
Warrant exercises	34,821	—
Option exercises	2,346	—
Diluted weighted average common shares outstanding	1,242,922	969,509

Basic income (loss) per share	0.00	(0.05)
Diluted income (loss) per share	0.00	(0.05)

Schedule of securities excluded from computation of earnings per share

	Three months ended August 31,
(in thousands)	2025	2024
Stock options, PSUs, and warrants	254,959	232,597
Convertible notes	12,000	12,000
Convertible preferred stock	40,761	—

	Years ended, May 31
(in thousands)	2025	2024
Stock options, PSUs, and warrants	217,785	387,294
Convertible notes	12,000	12,000
Convertible preferred stock	40,013	37,046